Other (losses)/gains, net (Tables)	12 Months Ended
Dec. 31, 2020
Other Gains Losses [Abstract]
Summary of Other (losses)/gains, net

	Year ended December 31,
	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	52	132	245
Impairment provision for investments in associates (Note 16)	(2)	(43)	(4)
Net foreign exchange losses	(31)	—	—
Gain on step-up acquisition arising from business combination	—	—	19
Fair value change of investment	(30)	(37)	—
Gain on disposal of a subsidiary	—	—	32
Others	(18)	26	70

	(29)	78	362

Note: There are no unfulfilled conditions or contingencies related to these subsidies.